UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Aggressive Growth Fund

August 31, 2005

1.805759.101 FEG QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 97.7%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 13.8%
Hotels, Restaurants & Leisure 2.0%
Penn National Gaming, Inc. (a)	1,320,651	$45,008
Station Casinos, Inc.	665,500	44,469
		89,477
Household Durables – 3.8%
D.R. Horton, Inc.	437,300	16,145
Fortune Brands, Inc.	1,026,100	89,250
Toll Brothers, Inc. (a)	1,366,000	65,636
		171,031
Media – 2.2%
Getty Images, Inc. (a)	596,300	51,037
XM Satellite Radio Holdings, Inc. Class A (a)	1,442,200	50,838
		101,875
Specialty Retail – 5.8%
Abercrombie & Fitch Co. Class A	894,000	49,715
American Eagle Outfitters, Inc.	1,591,500	45,565
Chico’s FAS, Inc. (a)	1,322,100	45,890
Tiffany & Co., Inc.	1,995,200	74,660
Urban Outfitters, Inc. (a)	785,100	43,699
		259,529

TOTAL CONSUMER DISCRETIONARY		621,912

CONSUMER STAPLES 2.5%
Food & Staples Retailing – 2.0%
Whole Foods Market, Inc.	695,300	89,874
Food Products 0.5%
Delta & Pine Land Co.	869,100	22,275

TOTAL CONSUMER STAPLES		112,149

ENERGY 12.1%
Energy Equipment & Services – 4.2%
Baker Hughes, Inc.	862,900	50,695
Halliburton Co.	816,000	50,568
Smith International, Inc.	1,020,640	35,457
Weatherford International Ltd. (a)	740,305	50,126
		186,846

Quarterly Report

2

Common Stocks continued
	Shares	Value (000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – 7.9%
Arch Coal, Inc.	934,700	$60,008
EOG Resources, Inc.	1,470,700	93,875
Peabody Energy Corp.	1,074,900	77,038
Range Resources Corp.	1,628,900	56,735
Valero Energy Corp.	648,800	69,097
		356,753

TOTAL ENERGY		543,599

FINANCIALS – 0.2%
Diversified Financial Services – 0.1%
Indiabulls Financial Services Ltd. GDR (e)	1,245,356	6,200
Real Estate 0.1%
Sinochem Hong Kong Holding Ltd. (a)	22,437,200	4,331

TOTAL FINANCIALS		10,531

HEALTH CARE – 24.7%
Biotechnology – 5.9%
Alnylam Pharmaceuticals, Inc. (a)	241,200	2,291
Celgene Corp. (a)	1,323,300	66,430
Gilead Sciences, Inc. (a)	1,066,500	45,860
Invitrogen Corp. (a)	564,900	47,864
MedImmune, Inc. (a)	1,659,200	49,660
Protein Design Labs, Inc. (a)	1,997,400	53,410
		265,515
Health Care Equipment & Supplies – 11.0%
Alcon, Inc.	410,400	48,448
American Medical Systems Holdings, Inc. (a)	2,133,100	43,729
Cyberonics, Inc. (a)(d)	2,039,900	78,087
INAMED Corp. (a)	623,200	45,182
Integra LifeSciences Holdings Corp. (a)(d)	1,481,300	51,223
Kyphon, Inc. (a)	1,322,500	58,574
Mentor Corp.	858,600	45,162
NeuroMetrix, Inc. (a)(d)	696,900	19,409
NuVasive, Inc. (a)(d)	1,333,400	25,361
ResMed, Inc. (a)	634,400	45,892
Ventana Medical Systems, Inc. (a)	812,077	32,881
		493,948

3 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Providers & Services – 4.3%
Covance, Inc. (a)	924,800	$48,367
Henry Schein, Inc. (a)	1,129,700	47,097
Humana, Inc. (a)	1,100,800	53,015
Sierra Health Services, Inc. (a)	651,800	43,866
		192,345
Pharmaceuticals – 3.5%
Allergan, Inc.	507,700	46,734
Medicis Pharmaceutical Corp. Class A	1,470,100	49,998
Sepracor, Inc. (a)	1,275,900	64,050
		160,782

TOTAL HEALTH CARE		1,112,590

INDUSTRIALS – 10.1%
Aerospace & Defense – 1.8%
Precision Castparts Corp.	331,500	32,049
Rockwell Collins, Inc.	978,900	47,114
		79,163
Air Freight & Logistics – 3.4%
C.H. Robinson Worldwide, Inc.	902,100	55,705
Expeditors International of Washington, Inc.	872,000	48,405
UTI Worldwide, Inc.	636,908	48,061
		152,171
Commercial Services & Supplies – 0.9%
Stericycle, Inc. (a)	734,508	42,697
Construction & Engineering – 0.2%
Quanta Services, Inc. (a)	867,500	10,410
Electrical Equipment – 2.7%
AMETEK, Inc.	1,251,800	50,435
Rockwell Automation, Inc.	1,355,500	70,540
		120,975
Trading Companies & Distributors – 1.1%
MSC Industrial Direct Co., Inc. Class A	1,449,500	50,733

TOTAL INDUSTRIALS		456,149

Quarterly Report

4

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – 24.8%
Communications Equipment – 5.0%
ADC Telecommunications, Inc. (a)	2,183,800	$45,729
Corning, Inc. (a)	4,345,430	86,735
Ixia (a)	2,575,504	46,256
Juniper Networks, Inc. (a)	2,000,800	45,498
		224,218
Electronic Equipment & Instruments – 0.2%
Trimble Navigation Ltd. (a)	296,200	10,817
Internet Software & Services – 2.5%
Google, Inc. Class A (sub. vtg.)	233,990	66,921
Yahoo!, Inc. (a)	1,332,900	44,439
		111,360
IT Services – 0.2%
Cognizant Technology Solutions Corp. Class A (a)	141,700	6,452
Semiconductors & Semiconductor Equipment – 11.7%
Altera Corp. (a)	2,153,100	47,088
ARM Holdings PLC sponsored ADR	6,422,800	40,528
ASML Holding NV (NY Shares) (a)	2,711,100	45,818
Intersil Corp. Class A	2,364,170	49,648
KLA Tencor Corp.	962,292	48,846
Microchip Technology, Inc.	2,202,563	68,544
National Semiconductor Corp.	2,065,100	51,483
NVIDIA Corp. (a)	4,659,738	142,961
PMC-Sierra, Inc. (a)	3,596,354	30,497
		525,413
Software 5.2%
Activision, Inc. (a)	2,290,800	51,199
Citrix Systems, Inc. (a)	2,019,400	48,062
Cognos, Inc. (a)	1,229,900	44,210
Hyperion Solutions Corp. (a)	1,055,944	45,796
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,382,300	45,975
		235,242

TOTAL INFORMATION TECHNOLOGY		1,113,502

MATERIALS 9.5%
Chemicals – 7.6%
Agrium, Inc.	3,342,100	72,076
Ashland, Inc.	735,400	44,705

5 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

MATERIALS – continued
Chemicals – continued
Monsanto Co.	1,745,900	$111,458
Potash Corp. of Saskatchewan	1,020,180	111,983
		340,222
Construction Materials 1.9%
Florida Rock Industries, Inc.	984,950	55,748
Martin Marietta Materials, Inc.	414,000	29,940
		85,688

TOTAL MATERIALS		425,910

TOTAL COMMON STOCKS
(Cost $4,019,024)		4,396,342

Convertible Preferred Stocks 0.0%

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(f)	96,800	0
Procket Networks, Inc. Series C (a)(f)	1,544,677	0
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,707)		0

Money Market Funds 2.1%

Fidelity Cash Central Fund, 3.6% (b)	23,670,166	23,670
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	69,610,050	69,610
TOTAL MONEY MARKET FUNDS
(Cost $93,280)		93,280

TOTAL INVESTMENT PORTFOLIO 99.8%
(Cost $4,129,011)		4,489,622

NET OTHER ASSETS – 0.2%		10,900
NET ASSETS 100%	$	4,500,522

Quarterly Report

6

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,200,000 or 0.1% of net assets.

(f) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Chorum
Technologies, Inc.
Series E	9/19/00	$1,669

Procket Networks, 11/15/00
Inc. Series C	2/9/01	$15,255

7 Quarterly Report

Investments (Unaudited) continued Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales		Dividend	Value, end of
Affiliates	beginning of		Proceeds		Income	period
(Amounts in thousands)	period
Cyberonics, Inc	$1,356	$86,263	$1,364	$		$78,087
Integra LifeSciences
Holdings Corp		44,463				51,223
NeuroMetrix, Inc		19,650				19,409
NuVasive, Inc	—	22,869	—		—	25,361
Total	$1,356	$173,245	$1,364		$—	$174,080

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,130,382,000. Net unrealized appreciation aggregated $359,240,000, of which $507,905,000 related to appreciated investment securities and $148,665,000 related to depreciated investment securities.

Quarterly Report

8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

9 Quarterly Report

Quarterly Holdings Report for Fidelity® Growth Company Fund

August 31, 2005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 99.4%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 6.0%
Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	65,000	$2,109
Starbucks Corp. (a)	1,609,200	78,915
The Cheesecake Factory, Inc. (a)	1,680,977	53,237
		134,261
Household Durables – 0.3%
Garmin Ltd.	704,496	40,790
LG Electronics, Inc.	350,000	20,997
Tupperware Corp.	50,000	1,096
		62,883
Internet & Catalog Retail 0.6%
Amazon.com, Inc. (a)	880,000	37,576
eBay, Inc. (a)	2,857,200	115,688
		153,264
Media – 0.7%
Comcast Corp. Class A (special) (a)	1,200,000	36,216
Discovery Holding Co. Class A (a)	85,532	1,295
Liberty Global, Inc. Class A (a)	42,766	2,170
Liberty Media Corp. Class A (a)	855,326	7,108
Pixar (a)	835,000	36,657
Time Warner, Inc.	381,950	6,845
TiVo, Inc. (a)(d)	7,053,259	36,324
Viacom, Inc. Class B (non-vtg.)	841,977	28,619
Walt Disney Co.	211,500	5,328
		160,562
Multiline Retail – 0.6%
Federated Department Stores, Inc.	1,100,000	75,878
Kohl’s Corp. (a)	100,000	5,245
Nordstrom, Inc.	280,000	9,402
Target Corp.	1,065,000	57,244
		147,769
Specialty Retail – 2.3%
Bed Bath & Beyond, Inc. (a)	349,200	14,160
Best Buy Co., Inc.	1,612,500	76,852
Gap, Inc.	57,825	1,099
Guitar Center, Inc. (a)	931,700	53,480
Home Depot, Inc.	5,331,150	214,952

11 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Lowe’s Companies, Inc.	1,745,400	$112,247
Staples, Inc.	5,120,602	112,448
		585,238
Textiles, Apparel & Luxury Goods – 1.0%
Coach, Inc. (a)	5,087,200	168,844
NIKE, Inc. Class B	977,000	77,095
		245,939

TOTAL CONSUMER DISCRETIONARY		1,489,916

CONSUMER STAPLES 7.0%
Beverages – 1.7%
PepsiCo, Inc.	3,986,640	218,667
The Coca-Cola Co.	4,787,500	210,650
		429,317
Food & Staples Retailing – 1.6%
Costco Wholesale Corp.	255,800	11,112
CVS Corp.	4,137,780	121,527
Sysco Corp.	308,200	10,288
Wal-Mart Stores, Inc.	2,886,700	129,786
Walgreen Co.	1,490,000	69,032
Whole Foods Market, Inc.	370,000	47,826
		389,571
Food Products 1.2%
Archer-Daniels Midland Co.	2,455,000	55,262
Dean Foods Co. (a)	1,801,280	66,539
General Mills, Inc.	490,000	22,599
Hershey Co.	200,000	11,818
Kellogg Co.	1,350,000	61,196
McCormick & Co., Inc. (non-vtg.)	340,000	11,529
TreeHouse Foods, Inc. (a)	360,256	10,844
Wm. Wrigley Jr. Co.	900,000	63,945
		303,732
Household Products – 1.2%
Clorox Co.	385,000	22,164
Colgate-Palmolive Co.	575,000	30,188

Quarterly Report

12

Common Stocks continued
	Shares	Value (000s)

CONSUMER STAPLES – continued
Household Products – continued
Kimberly Clark Corp.	1,256,600	$78,311
Procter & Gamble Co.	2,980,600	165,364
		296,027
Personal Products 0.8%
Avon Products, Inc.	120,000	3,938
Gillette Co.	3,548,496	191,157
		195,095
Tobacco 0.5%
Altria Group, Inc.	1,840,380	130,115

TOTAL CONSUMER STAPLES		1,743,857

ENERGY 7.1%
Energy Equipment & Services – 2.5%
Baker Hughes, Inc.	2,142,500	125,872
Diamond Offshore Drilling, Inc.	827,900	48,896
Dresser-Rand Group, Inc.	94,300	2,262
Schlumberger Ltd. (NY Shares)	2,622,000	226,095
Weatherford International Ltd. (a)	3,195,120	216,342
		619,467
Oil, Gas & Consumable Fuels – 4.6%
Amerada Hess Corp.	2,175,000	276,443
Anadarko Petroleum Corp	1,815,000	164,929
Apache Corp.	1,995,000	142,882
ConocoPhillips	1,703,810	112,349
Devon Energy Corp.	2,690,000	163,471
EnCana Corp.	1,575,000	77,234
EOG Resources, Inc.	1,120,000	71,490
Massey Energy Co.	2,216,950	112,621
Noble Energy, Inc.	425,000	37,460
		1,158,879

TOTAL ENERGY		1,778,346

FINANCIALS – 2.3%
Capital Markets 0.6%
Charles Schwab Corp.	5,276,475	71,391

13 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

FINANCIALS – continued
Capital Markets continued
Nomura Holdings, Inc.		6,199,300	$85,302
State Street Corp.		185,000	8,941
			165,634
Commercial Banks – 0.3%
Bank of America Corp.		70,000	3,012
Commerce Bancorp, Inc., New Jersey		190,000	6,407
Synovus Financial Corp.		426,900	12,282
Wells Fargo & Co.		750,000	44,715
			66,416
Consumer Finance – 0.6%
American Express Co.		2,897,548	160,061
Diversified Financial Services – 0.1%
Citigroup, Inc.		400,197	17,517
Insurance – 0.5%
American International Group, Inc.		1,798,750	106,486
Prudential Financial, Inc.		233,000	14,998
			121,484
Thrifts & Mortgage Finance – 0.2%
Fannie Mae		879,300	44,879

TOTAL FINANCIALS			575,991

HEALTH CARE – 31.6%
Biotechnology – 13.8%
Affymetrix, Inc. (a)(d)		6,310,490	312,306
Alexion Pharmaceuticals, Inc. (a)(d)		3,061,390	87,556
Alkermes, Inc. (a)(d)		9,017,090	169,341
Amgen, Inc. (a)		3,332,605	266,275
Amylin Pharmaceuticals, Inc. (a)		3,590,000	117,573
Applera Corp. – Celera Genomics Group (a)		7,459,848	87,579
Biogen Idec, Inc. (a)		244,164	10,292
BioMarin Pharmaceutical, Inc. (a)(d)		3,744,500	32,315
Celgene Corp. (a)(d)		16,412,872	823,926
Crucell NV sponsored ADR (a)		2,600,000	57,356
CV Therapeutics, Inc. (a)(d)		4,327,000	117,565
DOV Pharmaceutical, Inc. (a)(d)		1,560,348	23,436
Exelixis, Inc. (a)(d)		7,463,200	55,899
Genentech, Inc. (a)		865,800	81,333
Genzyme Corp. (a)		2,475,000	176,146

Quarterly Report	14

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Biotechnology – continued
Gilead Sciences, Inc. (a)	1,035,000	$44,505
Human Genome Sciences, Inc. (a)(d)	12,755,010	164,667
Immunomedics, Inc. (a)(d)	4,987,700	8,778
Invitrogen Corp. (a)	470,000	39,823
Medarex, Inc. (a)	3,689,720	37,082
MedImmune, Inc. (a)	5,037,800	150,781
Millennium Pharmaceuticals, Inc. (a)	3,420,000	34,234
Momenta Pharmaceuticals, Inc. (a)(d)	1,655,500	41,967
ONYX Pharmaceuticals, Inc. (a)	548,012	10,916
OSI Pharmaceuticals, Inc. (a)(d)	2,866,460	94,020
Protein Design Labs, Inc. (a)(d)	6,352,150	169,856
Regeneron Pharmaceuticals, Inc. (a)(d)	5,327,200	39,794
Seattle Genetics, Inc. (a)	822,766	4,830
Threshold Pharmaceuticals, Inc.	761,292	8,801
Vertex Pharmaceuticals, Inc. (a)(d)	9,303,987	171,193
Zymogenetics, Inc. (a)	541,800	9,124
		3,449,269
Health Care Equipment & Supplies – 5.5%
Alcon, Inc.	720,000	84,996
Boston Scientific Corp. (a)	1,263,000	33,949
Dionex Corp. (a)	743,000	39,156
Foxhollow Technologies, Inc.	776,200	35,628
Gen-Probe, Inc. (a)(d)	2,913,263	132,612
Given Imaging Ltd. (a)	35,000	833
Hospira, Inc. (a)	4,721,520	188,105
Medtronic, Inc.	1,739,964	99,178
Millipore Corp. (a)(d)	3,625,300	231,838
Palomar Medical Technologies, Inc. (a)(d)	1,607,289	38,912
St. Jude Medical, Inc. (a)	5,159,200	236,807
Syneron Medical Ltd.	1,035,700	38,238
Thoratec Corp. (a)(d)	4,826,689	79,013
Ventana Medical Systems, Inc. (a)(d)	3,337,441	135,133
Zimmer Holdings, Inc. (a)	205,970	16,925
		1,391,323
Health Care Providers & Services – 4.6%
Cardinal Health, Inc.	415,000	24,738
Cerner Corp. (a)(d)	2,241,760	176,561
Eclipsys Corp. (a)	1,245,000	21,016
HCA, Inc.	470,000	23,171

15 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Providers & Services – continued
Laboratory Corp. of America Holdings (a)	1,305,000	$64,363
McKesson Corp.	2,125,000	99,174
Medco Health Solutions, Inc. (a)	2,086,360	102,795
Quest Diagnostics, Inc.	2,290,000	114,454
UnitedHealth Group, Inc.	4,241,400	218,432
WebMD Corp. (a)(d)	27,754,200	304,186
		1,148,890
Pharmaceuticals – 7.7%
Abbott Laboratories	2,795,200	126,147
Allergan, Inc.	500,000	46,025
Atherogenics, Inc. (a)(d)	3,455,000	61,361
Barr Pharmaceuticals, Inc. (a)	585,175	26,690
Bristol-Myers Squibb Co.	1,109,700	27,154
Elan Corp. PLC sponsored ADR (a)	3,510,000	31,274
Eli Lilly & Co.	1,410,000	77,578
Forest Laboratories, Inc. (a)	305,000	13,542
IVAX Corp. (a)	150,000	3,885
Johnson & Johnson	5,928,300	375,795
Merck & Co., Inc.	1,189,300	33,574
Pfizer, Inc.	11,346,000	288,983
Schering-Plough Corp.	8,212,600	175,832
Sepracor, Inc. (a)(d)	10,508,573	527,530
Watson Pharmaceuticals, Inc. (a)	1,530,000	52,754
Wyeth	1,425,200	65,260
		1,933,384

TOTAL HEALTH CARE		7,922,866

INDUSTRIALS – 7.6%
Aerospace & Defense – 1.4%
Embraer – Empresa Brasileira de Aeronautica SA sponsored
ADR	45,000	1,614
Honeywell International, Inc.	1,015,000	38,854
Lockheed Martin Corp.	535,100	33,305
The Boeing Co.	4,125,000	276,458
		350,231
Air Freight & Logistics – 0.3%
United Parcel Service, Inc. Class B	1,004,800	71,230

Quarterly Report

16

Common Stocks continued
	Shares	Value (000s)

INDUSTRIALS – continued
Airlines – 3.0%
AMR Corp. (a)(d)	14,862,500	$187,119
Gol Linhas Aereas Inteligentes sponsored ADR	1,515,000	51,056
JetBlue Airways Corp. (a)(d)	10,525,386	200,509
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/06 (a)	3,230,000	25,945
sponsored ADR (a)	970,000	44,416
Southwest Airlines Co.	18,181,263	242,174
		751,219
Commercial Services & Supplies – 0.1%
Hudson Highland Group, Inc. (a)	543,782	13,671
Monster Worldwide, Inc. (a)	667,900	20,865
		34,536
Electrical Equipment – 0.8%
American Power Conversion Corp.	6,370,000	166,703
Color Kinetics, Inc. (a)(d)	1,561,400	24,030
		190,733
Industrial Conglomerates – 1.2%
3M Co.	1,545,000	109,927
General Electric Co.	5,850,000	196,619
		306,546
Machinery – 0.8%
Caterpillar, Inc.	350,000	19,422
Deere & Co.	159,900	10,454
ITT Industries, Inc.	1,390,000	151,677
Pall Corp.	200,000	5,720
		187,273

TOTAL INDUSTRIALS		1,891,768

INFORMATION TECHNOLOGY – 33.3%
Communications Equipment – 6.0%
CIENA Corp. (a)	1,974,400	4,442
Cisco Systems, Inc. (a)	9,462,600	166,731
Comverse Technology, Inc. (a)	950,000	24,491
Corning, Inc. (a)	10,178,000	203,153
F5 Networks, Inc. (a)(d)	3,757,823	155,161
Harris Corp.	415,000	16,023
Juniper Networks, Inc. (a)	1,425,000	32,405

17 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Motorola, Inc.	3,660,000	$80,081
NMS Communications Corp. (a)(d)	3,109,494	10,261
QUALCOMM, Inc.	11,138,400	442,306
Research In Motion Ltd. (a)	3,245,000	253,602
Sonus Networks, Inc. (a)(d)	24,869,670	117,136
		1,505,792
Computers & Peripherals – 7.6%
Apple Computer, Inc. (a)	15,460,000	725,538
Dell, Inc. (a)	5,535,600	197,067
Hewlett-Packard Co.	2,355,000	65,375
International Business Machines Corp.	49,800	4,015
Lexmark International, Inc. Class A (a)	36,900	2,324
Network Appliance, Inc. (a)(d)	24,357,208	578,240
Palm, Inc. (a)(d)	4,960,444	169,548
SanDisk Corp. (a)	3,625,000	140,759
Seagate Technology	550,000	9,125
Sun Microsystems, Inc. (a)	4,891,500	18,588
		1,910,579
Electronic Equipment & Instruments – 0.7%
Itron, Inc. (a)	1,105,000	51,128
RAE Systems, Inc. (a)(d)	3,160,000	10,396
Symbol Technologies, Inc.	169,504	1,556
Trimble Navigation Ltd. (a)(d)	2,732,500	99,791
Universal Display Corp. (a)	1,155,000	15,119
		177,990
Internet Software & Services – 4.8%
aQuantive, Inc. (a)	3,125,000	56,438
Google, Inc. Class A (sub. vtg.)	3,222,448	921,613
Openwave Systems, Inc. (a)(d)	4,033,285	69,413
VeriSign, Inc. (a)	200,000	4,360
Yahoo!, Inc. (a)	4,926,340	164,244
		1,216,068
IT Services – 0.6%
Cognizant Technology Solutions Corp. Class A (a)	3,217,358	146,486
First Data Corp.	50,000	2,078
Hewitt Associates, Inc. Class A (a)	13,800	400
		148,964

Quarterly Report

18

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – 8.8%
Advanced Micro Devices, Inc. (a)	3,730,000	$77,472
Altera Corp. (a)	5,924,400	129,567
Analog Devices, Inc.	1,324,900	48,293
Applied Materials, Inc.	1,515,400	27,747
Atheros Communications, Inc. (a)(d)	3,815,000	39,676
Atheros Communications, Inc. (a)(d)(e)	1,741,486	18,111
Broadcom Corp. Class A (a)	675,000	29,363
Cirrus Logic, Inc. (a)(d)	6,385,000	50,442
Cree, Inc. (a)(d)	7,524,850	192,937
Cypress Semiconductor Corp. (a)(d)	7,075,000	110,582
FEI Co. (a)(d)	2,048,100	42,867
Freescale Semiconductor, Inc.:
Class A (a)	2,725,121	65,076
Class B (a)	4,540,546	109,336
Intel Corp.	9,815,800	252,462
International Rectifier Corp. (a)(d)	3,846,300	185,007
KLA Tencor Corp.	510,000	25,888
Linear Technology Corp.	625,800	23,737
Marvell Technology Group Ltd. (a)	3,726,655	175,861
Micron Technology, Inc. (a)	291,800	3,475
MIPS Technologies, Inc. (a)(d)	3,762,227	23,589
National Semiconductor Corp.	2,613,204	65,147
O2Micro International Ltd. (a)(d)	2,569,790	42,993
PortalPlayer, Inc. (d)	1,946,500	51,641
Power Integrations, Inc. (a)	62,500	1,383
Samsung Electronics Co. Ltd.	50,000	26,192
SigmaTel, Inc. (a)	149,968	2,902
Silicon Image, Inc. (a)(d)	6,327,901	65,367
Silicon Laboratories, Inc. (a)	800,315	24,834
Texas Instruments, Inc.	7,206,000	235,492
Virage Logic Corp. (a)(d)	2,096,790	16,145
Volterra Semiconductor Corp. (a)	160,000	1,914
Xilinx, Inc.	1,015,100	28,514
		2,194,012
Software 4.8%
Adobe Systems, Inc.	1,894,800	51,235
Autodesk, Inc.	100,000	4,320
JAMDAT Mobile, Inc. (d)	2,473,670	58,849
Macromedia, Inc. (a)	1,537,200	56,800
Mercury Interactive Corp. (a)	15,000	550

19		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Microsoft Corp.	17,445,000	$477,993
Oracle Corp. (a)	3,765,000	48,832
Red Hat, Inc. (a)(d)	18,349,401	260,745
Salesforce.com, Inc. (a)(d)	8,865,000	171,272
Symantec Corp. (a)	2,890,800	60,649
		1,191,245

TOTAL INFORMATION TECHNOLOGY		8,344,650

MATERIALS 3.3%
Chemicals – 3.1%
Airgas, Inc.	45,000	1,266
Dow Chemical Co.	125,000	5,400
Minerals Technologies, Inc. (d)	1,450,000	88,378
Monsanto Co.	7,962,489	508,325
Mosaic Co. (a)	3,385,000	54,668
Potash Corp. of Saskatchewan	1,015,400	111,458
		769,495
Metals & Mining – 0.2%
Barrick Gold Corp.	657,500	17,232
Inco Ltd.	491,000	20,698
Nucor Corp.	530,000	29,934
		67,864
Paper & Forest Products 0.0%
Neenah Paper, Inc.	17,472	529

TOTAL MATERIALS		837,888

TELECOMMUNICATION SERVICES – 1.2%
Diversified Telecommunication Services – 0.5%
ALLTEL Corp.	2,065,000	128,009
Level 3 Communications, Inc. (a)	525,000	1,034
		129,043

Quarterly Report

20

Common Stocks continued
	Shares	Value (000s)

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – 0.7%
Sprint Nextel Corp.	6,749,449	$175,013
Vodafone Group PLC sponsored ADR	312,660	8,520
		183,533

TOTAL TELECOMMUNICATION SERVICES		312,576

TOTAL COMMON STOCKS
(Cost $21,383,152)		24,897,858

Preferred Stocks 0.1%

Convertible Preferred Stocks 0.1%

HEALTH CARE – 0.1%
Biotechnology – 0.1%
Perlegen Sciences, Inc. Series D, 8.00% (e)	12,820,512	20,000
INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Procket Networks, Inc. Series C (a)(e)	2,531,390	0

TOTAL CONVERTIBLE PREFERRED STOCKS		20,000
Nonconvertible Preferred Stocks 0.0%

HEALTH CARE – 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(e)	1,373,363	1
TOTAL PREFERRED STOCKS
(Cost $52,478)		20,001

21 Quarterly Report

Investments (Unaudited) continued

Money Market Funds 2.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.6% (b)	101,939,348	$ 101,939
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	541,254,782	541,255
TOTAL MONEY MARKET FUNDS
(Cost $643,194)		643,194
TOTAL INVESTMENT PORTFOLIO 102.1%
(Cost $22,078,824)		25,561,053
NET OTHER ASSETS – (2.1)%		(518,144)
NET ASSETS 100%		$ 25,042,909

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Affiliated company

(e) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,112,000 or 0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Atheros
Communications,
Inc.	4/18/01	$15,000
GeneProt, Inc.
Series A	7/7/00	$7,553
Perlegen Sciences,
Inc. Series D,
8.00%	2/23/05	$20,000
Procket Networks,
Inc. Series C	2/9/01	$25,000

Quarterly Report

22

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases			Sales		Dividend	Value,
Affiliates	beginning of				Proceeds		Income	end of
(Amounts in thousands)	period							period
Affymetrix, Inc	$ 206,949		$9,599	$		$		$312,306
Alexion Pharmaceuticals, Inc	55,877		9,339					87,556
Alkermes, Inc	97,486		24,177					169,341
American Power Conversion Corp.	84,560		160,394		124,118		2,800
AMR Corp	144,141				9,772			187,119
Atherogenics, Inc	50,858		24,965					61,361
Atheros Communications, Inc	28,199		14,398					39,676
Atheros Communications, Inc.
(Private Placement)	19,487							18,111
Avid Technology, Inc	139,114				137,770
BioMarin Pharmaceutical, Inc			25,414					32,315
Celgene Corp	451,412				2,010			823,926
Cerner Corp	187,776		16,328		82,519			176,561
Cirrus Logic, Inc	49,249				9,378			50,442
Cognizant Technology Solutions
Corp. Class A	330,677		8,442		252,426
Color Kinetics, Inc	5,720		16,823					24,030
Cree, Inc	265,514		50,943		54,781			192,937
CV Therapeutics, Inc	70,345		23,456					117,565
Cypress Semiconductor Corp			101,624					110,582
Dionex Corp	68,868		6,934		25,334
DOV Pharmaceutical, Inc			28,342					23,436
Exelixis, Inc	26,103		34,811					55,899
F5 Networks, Inc	148,776		14,596					155,161
FEI Co	59,250		220		14,416			42,867
Gen Probe, Inc	14,763		120,064					132,612
Hudson Highland Group, Inc	24,835				23,069
Human Genome Sciences, Inc	140,305							164,667
Immunomedics, Inc	14,015							8,778
International Rectifier Corp	159,198		65,285		53,781			185,007
JAMDAT Mobile, Inc			63,922					58,849
JetBlue Airways Corp	196,841		47,691					200,509
Macromedia, Inc	2,996		185,394		152,638

		23					Quarterly Report

Investments (Unaudited) continued

	Value,	Purchases	Sales		Dividend	Value,
Affiliates	beginning of		Proceeds		Income	end of
(Amounts in thousands)	period					period
Magma Design Automation, Inc	$ 23,378	$	$ 17,986	$		$
Microvision, Inc	8,622		7,095
Millipore Corp	161,507	107,865	79,366			231,838
Minerals Technologies, Inc	44,455	51,522			176	88,378
MIPS Technologies, Inc	33,801	1,136	1,514			23,589
Momenta Pharmaceuticals, Inc		42,201				41,967
Network Appliance, Inc	911,794	15,736	172,325			578,240
Neurocrine Biosciences, Inc	100,644		90,942
NMS Communications Corp	18,971	3,837	3,967			10,261
Novell, Inc	117,852	34,920	150,936
O2Micro International Ltd	41,621		9,961			42,993
ONYX Pharmaceuticals, Inc	56,761	2,040	37,216
Openwave Systems, Inc		67,812				69,413
OSI Pharmaceuticals, Inc	211,834	16,667	87,053			94,020
Packeteer, Inc		49,708	41,322
Palm, Inc. (formerly palmOne, Inc.)	130,965	31,781				169,548
PalmSource, Inc	19,619		9,945
Palomar Medical Technologies, Inc.	9,125	28,041				38,912
Pinnacle Systems, Inc	30,422		60,904
PortalPlayer, Inc		57,357	8,200			51,641
Protein Design Labs, Inc	83,632	36,864				169,856
RAE Systems, Inc	1,684	21,398				10,396
Red Hat, Inc	265,699					260,745
Regeneron Pharmaceuticals, Inc	49,117					39,794
Salesforce.com, Inc	60,324	99,341				171,272
Sepracor, Inc	413,256	59,937				527,530
Shopping.com Ltd		59,984	40,208
SigmaTel, Inc	494	106,185	65,103
Silicon Image, Inc	128,752		12,291			65,367
Sonus Networks, Inc	163,320	668				117,136
Tanox, Inc	32,354		28,193
Thoratec Corp	40,978	19,360	6,918			79,013
TiVo, Inc	36,518	5,491	7,234			36,324
Transkaryotic Therapies, Inc	37,618	44,737	128,982
Trident Microsystems, Inc	18,901	441	20,030
Trimble Navigation Ltd	92,895	15,873	23,462			99,791
Veeco Instruments, Inc	30,151		29,495
Ventana Medical Systems, Inc		131,886	3,093			135,133
Vertex Pharmaceuticals, Inc	85,158	18,014				171,193
Virage Logic Corp	31,515					16,145
WebMD Corp	173,487	96,951	45,683		—	304,186
Total	$6,710,538	$2,280,914	$2,131,436		$2,976	$7,076,294

Quarterly Report

24

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $22,249,542,000. Net unrealized appreciation aggregated $3,311,511,000, of which $5,652,545,000 related to appreciated investment securities and $2,341,034,000 related to depreciated investment securities.

25 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

26

Quarterly Holdings Report for Fidelity® New Millennium Fundr

August 31, 2005

1.805750.101 NMF QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 97.5%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 14.8%
Auto Components 0.3%
BorgWarner, Inc.	188,100	$10,996
Automobiles – 2.0%
Coachmen Industries, Inc.	233,000	3,139
Thor Industries, Inc.	1,289,200	42,801
Winnebago Industries, Inc.	650,700	19,827
		65,767
Distributors – 0.2%
Li & Fung Ltd.	2,792,000	5,658
Hotels, Restaurants & Leisure 2.7%
Ctrip.com International Ltd. sponsored ADR	13,100	741
Domino’s Pizza, Inc.	50,200	1,155
International Speedway Corp.:
Class A	229,922	12,892
Class B	228,100	12,703
Luby’s, Inc. (a)	130,200	1,711
MGM MIRAGE (a)	300,100	12,682
Papa John’s International, Inc. (a)	16,800	803
Penn National Gaming, Inc. (a)	201,500	6,867
Station Casinos, Inc.	128,600	8,593
The Cheesecake Factory, Inc. (a)	1,063,837	33,692
		91,839
Household Durables – 4.1%
Centex Corp.	75,300	5,102
Champion Enterprises, Inc. (a)	3,611,600	48,143
Garmin Ltd.	1,290,850	74,740
Harman International Industries, Inc.	106,700	11,033
		139,018
Internet & Catalog Retail 0.4%
Blair Corp.	3,500	140
Coldwater Creek, Inc. (a)	17,700	543
eBay, Inc. (a)	353,100	14,297
		14,980
Leisure Equipment & Products – 0.2%
Oakley, Inc.	339,800	5,943
Media – 0.7%
Cablevision Systems Corp. – NY Group Class A (a)	35,400	1,104

Quarterly Report

28

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Media – continued
XM Satellite Radio Holdings, Inc. Class A (a)	587,600	$20,713
Yellow Pages Income Fund	91,500	1,214
		23,031
Specialty Retail – 0.7%
bebe Stores, Inc.	304,150	7,154
Citi Trends, Inc.	85,400	2,322
Dress Barn, Inc. (a)	251,100	6,026
GameStop Corp. Class B (a)	14,700	443
Guitar Center, Inc. (a)	50,900	2,922
The Buckle, Inc.	62,300	2,446
Urban Outfitters, Inc. (a)	70,800	3,941
		25,254
Textiles, Apparel & Luxury Goods – 3.5%
Carter’s, Inc. (a)	65,500	3,564
Louis Vuitton Moet Hennessy (LVMH)	78,500	6,344
Puma AG	324,076	87,770
Quiksilver, Inc. (a)	996,400	15,195
Stride Rite Corp.	300,100	3,871
		116,744

TOTAL CONSUMER DISCRETIONARY		499,230

CONSUMER STAPLES 2.4%
Beverages – 0.4%
Brown-Forman Corp. Class B (non-vtg.)	247,300	14,005
Food & Staples Retailing – 1.6%
7-Eleven, Inc. (a)	77,500	2,196
Koninklijke Ahold NV sponsored ADR (a)	375,400	3,352
Longs Drug Stores Corp.	330,600	14,017
Whole Foods Market, Inc.	279,000	36,064
		55,629
Food Products 0.4%
Archer-Daniels Midland Co.	499,000	11,232
Flowers Foods, Inc.	38,400	1,046
		12,278

TOTAL CONSUMER STAPLES		81,912

29 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

ENERGY 15.7%
Energy Equipment & Services – 8.6%
BJ Services Co.		131,600	$8,301
Carbo Ceramics, Inc.		41,550	2,500
Diamond Offshore Drilling, Inc.		221,400	13,076
Halliburton Co.		608,400	37,703
Lone Star Technologies, Inc. (a)		43,300	2,394
Nabors Industries Ltd. (a)		624,800	41,862
Rowan Companies, Inc.		382,100	14,214
Schlumberger Ltd. (NY Shares)		321,300	27,706
Smith International, Inc.		4,060,800	141,069
TETRA Technologies, Inc. (a)		26,550	757
			289,582
Oil, Gas & Consumable Fuels – 7.1%
Alpha Natural Resources, Inc.		104,800	3,126
Cameco Corp.		745,400	37,576
CONSOL Energy, Inc.		277,600	19,349
Frontier Oil Corp.		470,000	17,226
Holly Corp.		26,000	1,465
Ivanhoe Energy, Inc. (a)		672,700	1,451
Murphy Oil Corp.		55,200	3,017
Newfield Exploration Co. (a)		116,000	5,478
Peabody Energy Corp.		65,000	4,659
Plains Exploration & Production Co. (a)		197,400	7,314
Quicksilver Resources, Inc. (a)		143,400	6,224
Suncor Energy, Inc.		156,600	9,281
Tesoro Corp.		128,200	7,410
USEC, Inc.		752,000	8,851
Valero Energy Corp.		943,400	100,472
Williams Companies, Inc.		287,200	6,445
			239,344

TOTAL ENERGY			528,926

FINANCIALS – 4.9%
Capital Markets 0.7%
Ameritrade Holding Corp. (a)		147,700	2,939
E*TRADE Financial Corp. (a)		1,250,900	20,014
			22,953
Commercial Banks – 0.1%
Bank of Hawaii Corp.		82,000	4,162

Quarterly Report	30

Common Stocks continued
		Shares	Value (000s)

FINANCIALS – continued
Consumer Finance – 0.1%
Nelnet, Inc. Class A (a)		86,400	$3,093
Diversified Financial Services – 2.3%
Leucadia National Corp.		383,750	15,626
Moody’s Corp.		677,000	33,247
The Nasdaq Stock Market, Inc. (a)		1,156,400	27,175
			76,048
Insurance – 1.2%
Conseco, Inc. (a)		432,900	9,039
MetLife, Inc.		35,400	1,734
Progressive Corp.		119,400	11,511
The Chubb Corp.		35,000	3,044
W.R. Berkley Corp.		288,450	10,237
Zenith National Insurance Corp.		73,800	4,660
			40,225
Real Estate 0.5%
CB Richard Ellis Group, Inc. Class A (a)		134,200	6,544
General Growth Properties, Inc.		157,700	7,111
Shun Tak Holdings Ltd.		2,592,000	2,318
Sinochem Hong Kong Holding Ltd. (a)		11,679,600	2,254
			18,227

TOTAL FINANCIALS			164,708

HEALTH CARE – 14.7%
Biotechnology – 3.0%
Amgen, Inc. (a)		123,900	9,900
Biogen Idec, Inc. (a)		141,300	5,956
Genentech, Inc. (a)		486,270	45,680
Gilead Sciences, Inc. (a)		554,200	23,831
Invitrogen Corp. (a)		95,600	8,100
Martek Biosciences (a)		139,000	7,089
Senomyx, Inc. (a)		17,400	304
Vertex Pharmaceuticals, Inc. (a)		35,400	651
			101,511
Health Care Equipment & Supplies – 1.4%
Alcon, Inc.		12,400	1,464
C.R. Bard, Inc.		179,500	11,547
Cholestech Corp. (a)		118,000	1,215
CONMED Corp. (a)		10,600	310

	31		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Cytyc Corp. (a)	126,500	$3,156
DJ Orthopedics, Inc. (a)	18,700	519
Haemonetics Corp. (a)	124,400	5,528
Hologic, Inc. (a)	57,100	2,754
IntraLase Corp.	26,600	499
Lifecore Biomedical, Inc. (a)	10,000	110
Mentor Corp.	138,700	7,296
Meridian Bioscience, Inc.	63,800	1,627
NeuroMetrix, Inc. (a)	16,900	471
Syneron Medical Ltd.	67,800	2,503
TriPath Imaging, Inc. (a)	65,500	519
Ventana Medical Systems, Inc. (a)	8,100	328
Waters Corp. (a)	101,300	4,606
Wright Medical Group, Inc. (a)	127,300	3,077
		47,529
Health Care Providers & Services – 8.8%
Aetna, Inc.	266,500	21,232
Caremark Rx, Inc. (a)	282,400	13,197
Cerner Corp. (a)	256,000	20,163
CIGNA Corp.	228,600	26,362
Express Scripts, Inc. (a)	344,600	19,939
Health Net, Inc. (a)	344,400	15,880
HealthExtras, Inc. (a)	10,500	218
HealthTronics Surgical Services, Inc. (a)	42,100	469
Horizon Health Corp. (a)	133,578	3,339
Humana, Inc. (a)	1,255,500	60,465
Medco Health Solutions, Inc. (a)	76,400	3,764
Omnicare, Inc.	131,800	6,926
Owens & Minor, Inc.	162,200	4,649
PacifiCare Health Systems, Inc. (a)	401,200	30,242
Psychiatric Solutions, Inc. (a)	153,400	7,333
UnitedHealth Group, Inc.	936,800	48,245
WellPoint, Inc. (a)	205,600	15,266
		297,689
Pharmaceuticals – 1.5%
Allergan, Inc.	73,400	6,756
Connetics Corp. (a)	251,500	4,794
Roche Holding AG (participation certificate)	245,061	33,846

Quarterly Report

32

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Sanofi-Aventis sponsored ADR	26,600	$1,137
Watson Pharmaceuticals, Inc. (a)	70,800	2,441
		48,974

TOTAL HEALTH CARE		495,703

INDUSTRIALS – 17.1%
Aerospace & Defense – 1.7%
EADS NV	117,400	3,963
Goodrich Corp.	133,400	6,112
L 3 Communications Holdings, Inc.	120,800	9,891
Rockwell Collins, Inc.	386,900	18,621
The Boeing Co.	275,400	18,457
		57,044
Air Freight & Logistics – 1.0%
Forward Air Corp.	178,374	6,293
Hub Group, Inc. Class A (a)	79,458	2,563
UTI Worldwide, Inc.	330,800	24,962
		33,818
Commercial Services & Supplies – 1.1%
CDI Corp.	26,600	717
Clean Harbors, Inc. (a)	166,200	4,637
FTI Consulting, Inc. (a)	100,000	2,490
Healthcare Services Group, Inc.	98,000	1,808
Herman Miller, Inc.	306,638	9,168
Monster Worldwide, Inc. (a)	150,500	4,702
Robert Half International, Inc.	370,400	12,475
		35,997
Construction & Engineering – 3.5%
Chicago Bridge & Iron Co. NV (NY Shares)	2,590,800	80,367
Fluor Corp.	78,300	4,848
Foster Wheeler Ltd. (a)	119,500	3,215
Jacobs Engineering Group, Inc. (a)	73,200	4,568
Perini Corp. (a)	18,500	359
Shaw Group, Inc. (a)	542,300	11,443
Washington Group International, Inc. (a)	255,900	13,522
		118,322

33 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INDUSTRIALS – continued
Electrical Equipment – 0.5%
ABB Ltd. sponsored ADR (a)	1,745,800	$12,727
Cooper Industries Ltd. Class A	52,200	3,468
		16,195
Industrial Conglomerates – 0.2%
General Electric Co.	177,300	5,959
Machinery – 4.7%
Bucyrus International, Inc. Class A	209,100	9,435
Caterpillar, Inc.	166,200	9,222
Deere & Co.	164,400	10,748
Donaldson Co., Inc.	158,200	4,847
ITT Industries, Inc.	238,400	26,014
Joy Global, Inc.	1,166,600	55,763
Manitowoc Co., Inc.	23,700	1,104
Pentair, Inc.	254,700	10,056
Stewart & Stevenson Services, Inc.	297,500	7,250
Tennant Co.	150,500	5,710
Toro Co.	90,400	3,510
Trinity Industries, Inc.	35,400	1,325
Watts Water Technologies, Inc. Class A	421,300	14,265
		159,249
Marine – 1.4%
Alexander & Baldwin, Inc.	816,673	42,802
Kirby Corp. (a)	96,500	4,536
		47,338
Road & Rail 2.9%
Burlington Northern Santa Fe Corp.	470,600	24,951
Canadian Pacific Railway Ltd.	94,300	3,561
Dollar Thrifty Automotive Group, Inc. (a)	122,400	3,704
Florida East Coast Industries, Inc. Class A	33,600	1,447
Kansas City Southern (a)	813,400	16,357
Laidlaw International, Inc.	953,900	23,609
Landstar System, Inc.	662,800	24,073
		97,702

Quarterly Report

34

Common Stocks continued
	Shares	Value (000s)

INDUSTRIALS – continued
Trading Companies & Distributors – 0.1%
GATX Corp.	62,000	$2,513
UAP Holding Corp.	110,800	1,901
		4,414

TOTAL INDUSTRIALS		576,038

INFORMATION TECHNOLOGY – 12.0%
Communications Equipment – 1.4%
CIENA Corp. (a)	2,873,000	6,464
Comverse Technology, Inc. (a)	237,300	6,118
Corning, Inc. (a)	655,900	13,092
Foundry Networks, Inc. (a)	221,300	2,589
Nokia Corp. sponsored ADR	1,038,500	16,377
Powerwave Technologies, Inc. (a)	233,700	2,449
		47,089
Computers & Peripherals – 1.6%
EMC Corp. (a)	67,200	864
Palm, Inc. (a)	35,400	1,210
QLogic Corp. (a)	526,643	18,201
Seagate Technology	598,700	9,932
UNOVA, Inc. (a)	860,500	24,963
		55,170
Electronic Equipment & Instruments – 0.9%
Arrow Electronics, Inc. (a)	13,100	391
Coherent, Inc. (a)	37,900	1,205
FLIR Systems, Inc. (a)	812,900	26,249
Leica Geosystems AG	5,928	2,628
Symbol Technologies, Inc.	33,899	311
		30,784
Internet Software & Services – 1.5%
Akamai Technologies, Inc. (a)	106,300	1,471
Digitas, Inc. (a)	706,216	8,277
Google, Inc. Class A (sub. vtg.)	118,300	33,834
ValueClick, Inc. (a)	35,400	511
Vignette Corp. (a)	32,900	500
Websense, Inc. (a)	141,300	7,049
		51,642

35 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
IT Services – 0.1%
Cognizant Technology Solutions Corp. Class A (a)	30,800	$1,402
Forrester Research, Inc. (a)	24,200	506
		1,908
Semiconductors & Semiconductor Equipment – 1.2%
Freescale Semiconductor, Inc. Class B (a)	397,388	9,569
Intel Corp.	300,400	7,726
KLA Tencor Corp.	137,200	6,964
Lam Research Corp. (a)	435,600	13,809
Linear Technology Corp.	52,800	2,003
Siliconware Precision Industries Co. Ltd. sponsored ADR	203,500	940
		41,011
Software 5.3%
Activision, Inc. (a)	1,381,805	30,883
Autodesk, Inc.	1,065,000	46,008
Citrix Systems, Inc. (a)	383,300	9,123
Electronic Arts, Inc. (a)	383,200	21,950
Fair, Isaac & Co., Inc.	26,600	1,087
McAfee, Inc. (a)	235,400	7,215
Mentor Graphics Corp. (a)	851,323	7,262
NAVTEQ Corp.	466,100	21,692
NYFIX, Inc. (a)	78,201	508
Oracle Corp. (a)	1,135,500	14,727
SAP AG sponsored ADR	236,200	10,079
Siebel Systems, Inc.	406,721	3,355
Symantec Corp. (a)	149,943	3,146
		177,035

TOTAL INFORMATION TECHNOLOGY		404,639

MATERIALS 13.7%
Chemicals – 7.2%
Air Products & Chemicals, Inc.	309,500	17,146
Chemtura Corp.	389,100	6,677
K&S AG	263,998	16,635
Monsanto Co.	704,800	44,994
Mosaic Co. (a)	336,900	5,441
Potash Corp. of Saskatchewan	1,218,600	133,763
Praxair, Inc.	327,300	15,809
		240,465

Quarterly Report 36

Common Stocks continued
	Shares	Value (000s)

MATERIALS – continued
Construction Materials 3.0%
Florida Rock Industries, Inc.	93,900	$5,315
Headwaters, Inc. (a)	239,000	9,202
Martin Marietta Materials, Inc.	612,400	44,289
Vulcan Materials Co.	604,300	43,419
		102,225
Metals & Mining – 3.5%
Aber Diamond Corp.	76,100	2,581
Allegheny Technologies, Inc.	528,400	14,594
Cleveland-Cliffs, Inc.	35,400	2,516
Fording Canadian Coal Trust	110,100	4,538
POSCO sponsored ADR	85,600	4,473
Quanex Corp.	236,800	14,566
RTI International Metals, Inc. (a)	960,800	33,321
Stillwater Mining Co. (a)	256,376	2,059
Titanium Metals Corp. (a)	586,300	38,795
		117,443
Paper & Forest Products 0.0%
Stella-Jones, Inc.	30,200	242

TOTAL MATERIALS		460,375

TELECOMMUNICATION SERVICES – 0.4%
Wireless Telecommunication Services – 0.4%
American Tower Corp. Class A (a)	420,300	10,020
Linktone Ltd. sponsored ADR (a)	206,500	1,838
		11,858

UTILITIES – 1.8%
Electric Utilities – 0.3%
Allegheny Energy, Inc. (a)	81,500	2,458
FPL Group, Inc.	128,200	5,524
Korea Electric Power Corp. sponsored ADR	110,500	1,774
		9,756
Independent Power Producers & Energy Traders – 1.0%
Black Hills Corp.	302,800	12,612
TXU Corp.	225,800	21,907
		34,519

37 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)
UTILITIES – continued
Multi-Utilities – 0.5%
PG&E Corp.	458,300	$17,195
TOTAL UTILITIES		61,470
TOTAL COMMON STOCKS
(Cost $2,461,324)		3,284,859
Convertible Preferred Stocks 0.0%

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(d)	18,500	0
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $278)		0
Money Market Funds 5.2%
Fidelity Cash Central Fund, 3.6% (b)	90,205,071	90,205
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	86,823,200	86,823
TOTAL MONEY MARKET FUNDS
(Cost $177,028)		177,028
TOTAL INVESTMENT PORTFOLIO 102.7%
(Cost $2,638,630)		3,461,887
NET OTHER ASSETS – (2.7)%		(91,951)
NET ASSETS 100%	$	3,369,936

Quarterly Report

38

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Chorum
Technologies, Inc.
Series E	9/19/00	$319

Income Tax Information
At August 31, 2005, the aggregate cost of
investment securities for income tax
purposes was $2,640,860,000. Net
unrealized appreciation aggregated
$821,027,000, of which $855,671,000
related to appreciated investment securities
and $34,644,000 related to depreciated
investment securities.

39 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

40

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 24, 2005